SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Revenue attributable to geographic locations, based on the location of the customer

Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	2012	2011

Canada	$3,803	$6,084
United States	32,569	25,442
Europe and Middle East	2,085	8,761
Asia Pacific	13,864	11,510
	$52,321	$51,797